Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Foreign Tax Authority	Dec. 31, 2012 Earliest Tax Year Open For Examination [Member]	Dec. 31, 2012 Latest Tax Year Open For Examination [Member]	Dec. 31, 2012 TRINIDAD Earliest Tax Year Open For Examination [Member]	Dec. 31, 2012 TRINIDAD Latest Tax Year Open For Examination [Member]	Dec. 31, 2012 TODCO [Member] Latest Tax Year Open For Examination [Member]	Feb. 28, 2013 Seahawk Subsequent Event	Dec. 31, 2012 Income Tax Expense	Dec. 31, 2011 Income Tax Expense	Dec. 31, 2010 Income Tax Expense
Income (loss) before income taxes
United States	$ (120,004,000)	$ (166,725,000)	$ (303,759,000)
Foreign	(19,717,000)	84,293,000	94,260,000
Loss Before Income Taxes	(139,721,000)	(82,432,000)	(209,499,000)
Current
Current-United States	184,000	0	0
Current-foreign	14,861,000	16,153,000	8,752,000
Current-state	(3,698,000)	63,000	517,000
Current income tax provision	11,347,000	16,216,000	9,269,000
Deferred
Deferred-United States	(30,707,000)	(44,224,000)	(97,312,000)
Deferred-foreign	(708,000)	304,000	3,748,000
Deferred-state	1,347,000	22,000	814,000
Deferred income tax benefit	(30,068,000)	(43,898,000)	(92,750,000)
Total income tax benefit	(18,721,000)	(27,682,000)	(83,481,000)
Deferred Tax Assets
Net operating loss carryforward (Federal, State & Foreign)	155,895,000	160,272,000
Credit carryforwards	14,895,000	14,711,000
Accrued expenses	19,853,000	15,767,000
Unearned income	2,433,000	5,135,000
Intangibles	6,167,000	7,199,000
Stock-Based Compensation	5,952,000	7,272,000
Deferred tax assets	205,195,000	210,356,000								35,000,000
Deferred Tax Liabilities
Fixed assets	(226,476,000)	(258,762,000)
Convertible Notes	(6,496,000)	(8,199,000)
Deferred expenses	(5,130,000)	(5,202,000)
Other	(2,688,000)	(6,079,000)
Deferred tax liabilites	(240,790,000)	(278,242,000)
Net deferred tax liabilities	(35,595,000)	(67,886,000)
Effective Income Tax Rate, Tax Rate Reconciliation
Statutory rate	35.00%	35.00%	35.00%
State income taxes	0.70%	0.60%	(0.30%)
Taxes on foreign earnings at greater than the U.S. statutory rate	(19.70%)	0.50%	8.10%
Uncertain Tax Positions	(0.10%)	(0.70%)	2.30%
Deemed Repatriation of foreign earnings	0.00%	0.00%	(3.90%)
Other	(2.50%)	(1.80%)	(1.40%)
Effective rate	13.40%	33.60%	39.80%
Net operating losses available	446,900,000									187,000,000
NOL, reduction due to unrealized tax benefits	4,000,000
Operating Loss Carryforwards, Expiration Date					2024	2031
Non-expiring alternative minimum tax credits	14,900,000
Undistributed earnings of foreign subsidiaries	72,700,000
Interest and penalties											200,000	200,000	400,000
Open tax year					2006	2011	2006	2011	2004
Tax credit carryforward, amount										17,000,000
Tax basis of assets acquired										70,000,000
Deferred Tax Assets, Gross										56,000,000
Deferred Tax Assets, Valuation Allowance										21,000,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of period	5,533,000	4,109,000	13,529,000
Gross increases - tax positions in prior periods	0	1,424,000	0
Gross decreases - tax positions in prior periods	0	0	(1,499,000)
Settlements	0	0	(7,921,000)
Balance, end of period	5,533,000	5,533,000	4,109,000
Settlement payment to Mexican tax authorities				11,600,000
Income tax examination, decrease from prior year				$ 5,800,000